UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2017

*	This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 and MFS Lifetime 2060 Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2017

MFS® LIFETIME® INCOME FUND

PORTFOLIO OF INVESTMENTS 7/31/17 (unaudited)

MFS Lifetime Income Fund

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R6	1,295,913	$12,544,441
MFS Blended Research Core Equity Fund - Class R6	474,946	12,543,328
MFS Blended Research Growth Equity Fund - Class R6	1,012,782	12,528,111
MFS Blended Research International Equity Fund - Class R6	1,341,349	15,680,366
MFS Blended Research Mid Cap Equity Fund - Class R6	1,648,945	18,814,466
MFS Blended Research Small Cap Equity Fund - Class R6	500,309	6,258,868
MFS Blended Research Value Equity Fund - Class R6	1,017,383	12,544,328
MFS Commodity Strategy Fund - Class R6 (v)	1,085,273	6,272,877
MFS Emerging Markets Debt Fund - Class R6	836,950	12,545,878
MFS Emerging Markets Debt Local Currency Fund - Class R6	870,115	6,273,528
MFS Global Bond Fund - Class R6	3,512,568	31,367,233
MFS Global Real Estate Fund - Class R6	398,985	6,272,038
MFS Government Securities Fund - Class R6	6,380,824	62,723,504
MFS Growth Fund - Class R6	138,167	12,490,341
MFS High Income Fund - Class R6	5,423,157	18,818,354
MFS Inflation-Adjusted Bond Fund - Class R6	6,066,131	62,723,796

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - continued
MFS International Growth Fund - Class R6	98,647	$3,135,986
MFS International Value Fund - Class R6	76,059	3,132,876
MFS Limited Maturity Fund - Class R6	20,943,344	125,450,633
MFS Mid Cap Growth Fund - Class R6	550,746	9,406,739
MFS Mid Cap Value Fund - Class R6	405,588	9,397,465
MFS New Discovery Fund - Class R6	105,367	3,106,215
MFS New Discovery Value Fund - Class R6	211,952	3,124,170
MFS Research Fund - Class R6	296,014	12,542,107
MFS Research International Fund - Class R6	521,227	9,408,142
MFS Total Return Bond Fund - Class R6	11,670,113	125,453,720
MFS Value Fund - Class R6	319,565	12,542,914

Total Underlying Affiliated Funds		$627,102,424

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 1.08% (v)	1,296,191	$1,296,191

Total Investments		$628,398,615

Other Assets, Less Liabilities - (0.1)%		(315,015)

Net Assets - 100.0%		$628,083,600

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Lifetime Income Fund

Supplemental Information (unaudited) 7/31/17

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

3

MFS Lifetime Income Fund

Supplemental Information (unaudited) 7/31/17 - continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$628,398,615	$—	$—	$628,398,615

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$586,097,453

Gross unrealized appreciation	45,199,875
Gross unrealized depreciation	(2,898,713)

Net unrealized appreciation (depreciation)	$42,301,162

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,315,017	16,509	(35,613)	1,295,913
MFS Blended Research Core Equity Fund	493,429	3,137	(21,620)	474,946
MFS Blended Research Growth Equity Fund	1,071,292	12,846	(71,356)	1,012,782
MFS Blended Research International Equity Fund	1,453,500	11,514	(123,665)	1,341,349
MFS Blended Research Mid Cap Equity Fund	1,726,456	14,670	(92,181)	1,648,945
MFS Blended Research Small Cap Equity Fund	516,417	16,374	(32,482)	500,309
MFS Blended Research Value Equity Fund	1,049,010	13,641	(45,268)	1,017,383
MFS Commodity Strategy Fund	1,068,905	96,053	(79,685)	1,085,273
MFS Emerging Markets Debt Fund	840,575	17,530	(21,155)	836,950
MFS Emerging Markets Debt Local Currency Fund	896,505	24,666	(51,056)	870,115
MFS Global Bond Fund	3,609,872	47,544	(144,848)	3,512,568
MFS Global Real Estate Fund	406,034	15,183	(22,232)	398,985
MFS Government Securities Fund	6,346,796	116,274	(82,246)	6,380,824
MFS Growth Fund	150,004	1,839	(13,676)	138,167
MFS High Income Fund	5,452,644	152,834	(182,321)	5,423,157
MFS Inflation-Adjusted Bond Fund	5,988,902	161,019	(83,790)	6,066,131
MFS Institutional Money Market Portfolio	1,786,194	12,641,563	(13,131,566)	1,296,191
MFS International Growth Fund	107,844	1,088	(10,285)	98,647
MFS International Value Fund	81,337	1,273	(6,551)	76,059
MFS Limited Maturity Fund	20,914,007	419,109	(389,772)	20,943,344
MFS Mid Cap Growth Fund	592,886	5,739	(47,879)	550,746
MFS Mid Cap Value Fund	416,803	7,935	(19,150)	405,588
MFS New Discovery Fund	110,012	1,615	(6,260)	105,367
MFS New Discovery Value Fund	208,993	12,693	(9,734)	211,952
MFS Research Fund	310,425	2,210	(16,621)	296,014
MFS Research International Fund	564,476	6,120	(49,369)	521,227
MFS Total Return Bond Fund	11,715,893	169,300	(215,080)	11,670,113
MFS Value Fund	332,625	4,164	(17,224)	319,565

4

MFS Lifetime Income Fund

Supplemental Information (unaudited) 7/31/17 - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(6,230)	$—	$34,862	$12,544,441
MFS Blended Research Core Equity Fund	44,740	—	—	12,543,328
MFS Blended Research Growth Equity Fund	89,810	—	—	12,528,111
MFS Blended Research International Equity Fund	151,903	—	—	15,680,366
MFS Blended Research Mid Cap Equity Fund	97,145	—	—	18,814,466
MFS Blended Research Small Cap Equity Fund	27,452	—	—	6,258,868
MFS Blended Research Value Equity Fund	31,832	—	—	12,544,328
MFS Commodity Strategy Fund	(227,291)	—	—	6,272,877
MFS Emerging Markets Debt Fund	428	—	144,862	12,545,878
MFS Emerging Markets Debt Local Currency Fund	(50,472)	—	69,564	6,273,528
MFS Global Bond Fund	(193,975)	—	135,802	31,367,233
MFS Global Real Estate Fund	(6,534)	—	—	6,272,038
MFS Government Securities Fund	(42,865)	—	429,503	62,723,504
MFS Growth Fund	518,963	—	—	12,490,341
MFS High Income Fund	(16,123)	—	236,513	18,818,354
MFS Inflation-Adjusted Bond Fund	(42,369)	—	254,129	62,723,796
MFS Institutional Money Market Portfolio	21	—	2,545	1,296,191
MFS International Growth Fund	67,853	—	—	3,135,986
MFS International Value Fund	84,768	—	—	3,132,876
MFS Limited Maturity Fund	(50,039)	—	513,491	125,450,633
MFS Mid Cap Growth Fund	308,298	—	—	9,406,739
MFS Mid Cap Value Fund	94,470	—	—	9,397,465
MFS New Discovery Fund	41,688	—	—	3,106,215
MFS New Discovery Value Fund	10,618	40,112	31,956	3,124,170
MFS Research Fund	224,779	—	—	12,542,107
MFS Research International Fund	138,606	—	—	9,408,142
MFS Total Return Bond Fund	(48,676)	—	836,739	125,453,720
MFS Value Fund	134,575	—	53,295	12,542,914

	$1,383,375	$40,112	$2,743,261	$628,398,615

5

QUARTERLY REPORT

July 31, 2017

MFS® LIFETIME® 2020 FUND

PORTFOLIO OF INVESTMENTS 7/31/17 (unaudited)

MFS Lifetime 2020 Fund

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.1%
MFS Absolute Return Fund - Class R6	844,716	$8,176,853
MFS Blended Research Core Equity Fund - Class R6	407,625	10,765,381
MFS Blended Research Growth Equity Fund - Class R6	869,458	10,755,194
MFS Blended Research International Equity Fund - Class R6	1,206,583	14,104,949
MFS Blended Research Mid Cap Equity Fund - Class R6	1,301,782	14,853,328
MFS Blended Research Small Cap Equity Fund - Class R6	326,473	4,084,181
MFS Blended Research Value Equity Fund - Class R6	873,158	10,766,039
MFS Commodity Strategy Fund - Class R6 (v)	707,502	4,089,361
MFS Emerging Markets Debt Fund - Class R6	718,315	10,767,539
MFS Emerging Markets Debt Local Currency Fund - Class R6	926,439	6,679,624
MFS Global Bond Fund - Class R6	2,289,768	20,447,629
MFS Global Real Estate Fund - Class R6	260,067	4,088,258
MFS Government Securities Fund - Class R6	4,159,238	40,885,313
MFS Growth Fund - Class R6	118,821	10,741,458
MFS High Income Fund - Class R6	5,027,686	17,446,069

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - continued
MFS Inflation-Adjusted Bond Fund - Class R6	3,954,118	$40,885,584
MFS International Growth Fund - Class R6	105,025	3,338,727
MFS International Value Fund - Class R6	80,904	3,332,454
MFS Limited Maturity Fund - Class R6	9,328,440	55,877,355
MFS Mid Cap Growth Fund - Class R6	434,829	7,426,882
MFS Mid Cap Value Fund - Class R6	320,520	7,426,458
MFS New Discovery Fund - Class R6	69,002	2,034,189
MFS New Discovery Value Fund - Class R6	138,437	2,040,564
MFS Research Fund - Class R6	253,981	10,761,152
MFS Research International Fund - Class R6	411,477	7,427,151
MFS Total Return Bond Fund - Class R6	6,402,593	68,827,869
MFS Value Fund - Class R6	274,307	10,766,563

Total Underlying Affiliated Funds		$408,796,124

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 1.08% (v)	115	$115

Total Investments		$408,796,239

Other Assets, Less Liabilities - (0.1)%		(552,653)

Net Assets - 100.0%		$408,243,586

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Lifetime 2020 Fund

Supplemental Information (unaudited) 7/31/17

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

3

MFS Lifetime 2020 Fund

Supplemental Information (unaudited) 7/31/17 - continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$408,796,239	$—	$—	$408,796,239

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$371,198,647

Gross unrealized appreciation	39,113,467
Gross unrealized depreciation	(1,515,875)

Net unrealized appreciation (depreciation)	$37,597,592

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	836,418	26,830	(18,532)	844,716
MFS Blended Research Core Equity Fund	418,407	10,866	(21,648)	407,625
MFS Blended Research Growth Equity Fund	904,064	27,301	(61,907)	869,458
MFS Blended Research International Equity Fund	1,283,712	37,291	(114,420)	1,206,583
MFS Blended Research Mid Cap Equity Fund	1,340,986	46,467	(85,671)	1,301,782
MFS Blended Research Small Cap Equity Fund	324,508	23,793	(21,828)	326,473
MFS Blended Research Value Equity Fund	892,942	29,950	(49,734)	873,158
MFS Commodity Strategy Fund	687,741	78,947	(59,186)	707,502
MFS Emerging Markets Debt Fund	715,860	28,633	(26,178)	718,315
MFS Emerging Markets Debt Local Currency Fund	961,180	42,966	(77,707)	926,439
MFS Global Bond Fund	2,293,626	89,372	(93,230)	2,289,768
MFS Global Real Estate Fund	261,315	11,631	(12,879)	260,067
MFS Government Securities Fund	4,042,374	168,634	(51,770)	4,159,238
MFS Growth Fund	126,238	4,165	(11,582)	118,821
MFS High Income Fund	5,027,838	200,671	(200,823)	5,027,686
MFS Inflation-Adjusted Bond Fund	3,809,098	197,505	(52,485)	3,954,118
MFS Institutional Money Market Portfolio	201	5,476,319	(5,476,405)	115
MFS International Growth Fund	113,332	2,986	(11,293)	105,025
MFS International Value Fund	86,054	2,819	(7,969)	80,904
MFS Limited Maturity Fund	8,754,641	631,356	(57,557)	9,328,440
MFS Mid Cap Growth Fund	457,077	14,993	(37,241)	434,829
MFS Mid Cap Value Fund	324,568	14,339	(18,387)	320,520
MFS New Discovery Fund	69,132	3,960	(4,090)	69,002
MFS New Discovery Value Fund	132,309	12,869	(6,741)	138,437
MFS Research Fund	262,821	6,766	(15,606)	253,981
MFS Research International Fund	433,560	14,511	(36,594)	411,477
MFS Total Return Bond Fund	6,178,364	291,908	(67,679)	6,402,593
MFS Value Fund	281,797	9,911	(17,401)	274,307

4

MFS Lifetime 2020 Fund

Supplemental Information (unaudited) 7/31/17 - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(2,857)	$—	$22,438	$8,176,853
MFS Blended Research Core Equity Fund	24,398	—	—	10,765,381
MFS Blended Research Growth Equity Fund	59,251	—	—	10,755,194
MFS Blended Research International Equity Fund	106,582	—	—	14,104,949
MFS Blended Research Mid Cap Equity Fund	43,943	—	—	14,853,328
MFS Blended Research Small Cap Equity Fund	3,776	—	—	4,084,181
MFS Blended Research Value Equity Fund	24,714	—	—	10,766,039
MFS Commodity Strategy Fund	(197,330)	—	—	4,089,361
MFS Emerging Markets Debt Fund	229	—	123,416	10,767,539
MFS Emerging Markets Debt Local Currency Fund	(77,961)	—	73,961	6,679,624
MFS Global Bond Fund	(127,786)	—	86,962	20,447,629
MFS Global Real Estate Fund	2,988	—	—	4,088,258
MFS Government Securities Fund	(24,744)	—	275,178	40,885,313
MFS Growth Fund	370,348	—	—	10,741,458
MFS High Income Fund	(19,131)	—	218,140	17,446,069
MFS Inflation-Adjusted Bond Fund	(38,122)	—	163,047	40,885,584
MFS Institutional Money Market Portfolio	(88)	—	266	115
MFS International Growth Fund	130,397	—	—	3,338,727
MFS International Value Fund	129,522	—	—	3,332,454
MFS Limited Maturity Fund	(7,406)	—	220,413	55,877,355
MFS Mid Cap Growth Fund	204,843	—	—	7,426,882
MFS Mid Cap Value Fund	62,473	—	—	7,426,458
MFS New Discovery Fund	15,148	—	—	2,034,189
MFS New Discovery Value Fund	1,301	26,161	20,896	2,040,564
MFS Research Fund	169,582	—	—	10,761,152
MFS Research International Fund	77,344	—	447,597	7,427,151
MFS Total Return Bond Fund	(15,667)	—	45,407	68,827,869
MFS Value Fund	149,882	—	—	10,766,563

	$1,065,629	$26,161	$1,697,721	$408,796,239

5

QUARTERLY REPORT

July 31, 2017

MFS® LIFETIME® 2025 FUND

PORTFOLIO OF INVESTMENTS 7/31/17 (unaudited)

MFS Lifetime 2025 Fund

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.8%
MFS Absolute Return Fund - Class R6	341,124	$3,302,082
MFS Blended Research Core Equity Fund - Class R6	332,563	8,782,999
MFS Blended Research Growth Equity Fund - Class R6	708,954	8,769,757
MFS Blended Research International Equity Fund - Class R6	1,089,979	12,741,857
MFS Blended Research Mid Cap Equity Fund - Class R6	1,249,147	14,252,764
MFS Blended Research Small Cap Equity Fund - Class R6	254,044	3,178,085
MFS Blended Research Value Equity Fund - Class R6	712,645	8,786,915
MFS Commodity Strategy Fund - Class R6 (v)	948,034	5,479,639
MFS Emerging Markets Debt Fund - Class R6	484,482	7,262,387
MFS Emerging Markets Debt Local Currency Fund - Class R6	671,654	4,842,627
MFS Global Bond Fund - Class R6	1,355,065	12,100,730
MFS Global Real Estate Fund - Class R6	251,165	3,948,314
MFS Government Securities Fund - Class R6	2,459,788	24,179,717
MFS Growth Fund - Class R6	96,786	8,749,487
MFS High Income Fund - Class R6	3,487,717	12,102,378
MFS Inflation-Adjusted Bond Fund - Class R6	1,893,585	19,579,668

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - continued
MFS International Growth Fund - Class R6	100,188	$3,184,980
MFS International New Discovery Fund - Class R6	45,814	1,532,004
MFS International Value Fund - Class R6	77,156	3,178,067
MFS Limited Maturity Fund - Class R6	1,473,633	8,827,059
MFS Mid Cap Growth Fund - Class R6	417,357	7,128,449
MFS Mid Cap Value Fund - Class R6	307,735	7,130,221
MFS New Discovery Fund - Class R6	53,734	1,584,083
MFS New Discovery Value Fund - Class R6	107,737	1,588,043
MFS Research Fund - Class R6	206,939	8,767,986
MFS Research International Fund - Class R6	353,048	6,372,516
MFS Total Return Bond Fund - Class R6	2,377,229	25,555,215
MFS Value Fund - Class R6	223,851	8,786,138

Total Underlying Affiliated Funds		$241,694,167

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 1.08% (v)	550,547	$550,547

Total Investments		$242,244,714

Other Assets, Less Liabilities - 0.0%		53,149

Net Assets - 100.0%		$242,297,863

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Lifetime 2025 Fund

Supplemental Information (unaudited) 7/31/17

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

3

MFS Lifetime 2025 Fund

Supplemental Information (unaudited) 7/31/17 - continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$242,244,714	$—	$—	$242,244,714

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$222,299,137

Gross unrealized appreciation	20,907,406
Gross unrealized depreciation	(961,829)

Net unrealized appreciation (depreciation)	$19,945,577

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	311,000	36,858	(6,734)	341,124
MFS Blended Research Core Equity Fund	329,963	14,909	(12,309)	332,563
MFS Blended Research Growth Equity Fund	717,637	30,726	(39,409)	708,954
MFS Blended Research International Equity Fund	1,139,413	37,638	(87,072)	1,089,979
MFS Blended Research Mid Cap Equity Fund	1,268,205	37,939	(56,997)	1,249,147
MFS Blended Research Small Cap Equity Fund	252,821	13,957	(12,734)	254,044
MFS Blended Research Value Equity Fund	699,544	42,564	(29,463)	712,645
MFS Commodity Strategy Fund	917,032	103,932	(72,930)	948,034
MFS Emerging Markets Debt Fund	456,149	39,392	(11,059)	484,482
MFS Emerging Markets Debt Local Currency Fund	649,465	44,023	(21,834)	671,654
MFS Global Bond Fund	1,306,740	92,518	(44,193)	1,355,065
MFS Global Real Estate Fund	248,590	13,360	(10,785)	251,165
MFS Government Securities Fund	2,293,692	219,067	(52,971)	2,459,788
MFS Growth Fund	100,712	3,998	(7,924)	96,786
MFS High Income Fund	3,286,380	308,512	(107,175)	3,487,717
MFS Inflation-Adjusted Bond Fund	1,714,627	212,518	(33,560)	1,893,585
MFS Institutional Money Market Portfolio	722,737	14,063,600	(14,235,790)	550,547
MFS International Growth Fund	105,754	3,363	(8,929)	100,188
MFS International New Discovery Fund	50,516	767	(5,469)	45,814
MFS International Value Fund	79,623	3,086	(5,553)	77,156
MFS Limited Maturity Fund	1,170,362	312,139	(8,868)	1,473,633
MFS Mid Cap Growth Fund	438,215	11,285	(32,143)	417,357
MFS Mid Cap Value Fund	305,541	13,583	(11,389)	307,735
MFS New Discovery Fund	54,012	2,369	(2,647)	53,734
MFS New Discovery Value Fund	101,888	9,722	(3,873)	107,737
MFS Research Fund	207,926	8,072	(9,059)	206,939
MFS Research International Fund	369,124	12,078	(28,154)	353,048
MFS Total Return Bond Fund	2,152,136	265,520	(40,427)	2,377,229
MFS Value Fund	222,307	10,747	(9,203)	223,851

4

MFS Lifetime 2025 Fund

Supplemental Information (unaudited) 7/31/17 - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(879)	$—	$8,897	$3,302,082
MFS Blended Research Core Equity Fund	946	—	—	8,782,999
MFS Blended Research Growth Equity Fund	6,122	—	—	8,769,757
MFS Blended Research International Equity Fund	34,860	—	—	12,741,857
MFS Blended Research Mid Cap Equity Fund	8,573	—	—	14,252,764
MFS Blended Research Small Cap Equity Fund	1,957	—	—	3,178,085
MFS Blended Research Value Equity Fund	2,411	—	—	8,786,915
MFS Commodity Strategy Fund	(193,677)	—	—	5,479,639
MFS Emerging Markets Debt Fund	(12,306)	—	81,329	7,262,387
MFS Emerging Markets Debt Local Currency Fund	(21,916)	—	52,040	4,842,627
MFS Global Bond Fund	(33,633)	—	50,795	12,100,730
MFS Global Real Estate Fund	(4,161)	—	—	3,948,314
MFS Government Securities Fund	(20,808)	—	160,644	24,179,717
MFS Growth Fund	25,662	—	—	8,749,487
MFS High Income Fund	(14,882)	—	147,465	12,102,378
MFS Inflation-Adjusted Bond Fund	(12,571)	—	76,425	19,579,668
MFS Institutional Money Market Portfolio	165	—	1,928	550,547
MFS International Growth Fund	16,018	—	—	3,184,980
MFS International New Discovery Fund	20,705	—	—	1,532,004
MFS International Value Fund	10,005	—	—	3,178,067
MFS Limited Maturity Fund	(178)	—	32,675	8,827,059
MFS Mid Cap Growth Fund	22,495	—	—	7,128,449
MFS Mid Cap Value Fund	2,576	—	—	7,130,221
MFS New Discovery Fund	1,190	—	—	1,584,083
MFS New Discovery Value Fund	414	20,383	16,324	1,588,043
MFS Research Fund	2,656	—	—	8,767,986
MFS Research International Fund	19,442	—	—	6,372,516
MFS Total Return Bond Fund	(9,538)	—	162,213	25,555,215
MFS Value Fund	3,029	—	37,013	8,786,138

	$(145,323)	$20,383	$827,748	$242,244,714

5

QUARTERLY REPORT

July 31, 2017

MFS® LIFETIME® 2030 FUND

PORTFOLIO OF INVESTMENTS 7/31/17 (unaudited)

MFS Lifetime 2030 Fund

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R6	573,666	$5,553,083
MFS Blended Research Core Equity Fund - Class R6	840,988	22,210,505
MFS Blended Research Emerging Markets Equity Fund - Class R6	125,265	1,761,224
MFS Blended Research Growth Equity Fund - Class R6	2,221,837	27,484,118
MFS Blended Research International Equity Fund - Class R6	3,603,553	42,125,538
MFS Blended Research Mid Cap Equity Fund - Class R6	4,022,855	45,900,778
MFS Blended Research Small Cap Equity Fund - Class R6	806,250	10,086,191
MFS Blended Research Value Equity Fund - Class R6	2,229,467	27,489,325
MFS Commodity Strategy Fund - Class R6 (v)	3,492,837	20,188,598
MFS Emerging Markets Debt Fund - Class R6	1,111,562	16,662,308
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,541,136	11,111,593
MFS Emerging Markets Equity Fund - Class R6	52,293	1,760,720
MFS Global Bond Fund - Class R6	1,928,141	17,218,297
MFS Global Real Estate Fund - Class R6	930,589	14,628,853
MFS Government Securities Fund - Class R6	2,062,055	20,269,996
MFS Growth Fund - Class R6	304,036	27,484,883

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - continued
MFS High Income Fund - Class R6	8,002,725	$27,769,455
MFS Inflation-Adjusted Bond Fund - Class R6	3,078,982	31,836,678
MFS International Growth Fund - Class R6	372,710	11,848,463
MFS International New Discovery Fund - Class R6	271,320	9,072,928
MFS International Value Fund - Class R6	287,568	11,844,925
MFS Mid Cap Growth Fund - Class R6	1,343,779	22,951,743
MFS Mid Cap Value Fund - Class R6	990,232	22,943,669
MFS New Discovery Fund - Class R6	170,419	5,023,954
MFS New Discovery Value Fund - Class R6	341,745	5,037,317
MFS Research Fund - Class R6	523,961	22,200,233
MFS Research International Fund - Class R6	1,020,527	18,420,521
MFS Total Return Bond Fund - Class R6	2,496,645	26,838,929
MFS Value Fund - Class R6	700,269	27,485,564

Total Underlying Affiliated Funds		$555,210,389

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 1.08% (v)	776,987	$776,987

Total Investments		$555,987,376

Other Assets, Less Liabilities - (0.1)%		(332,657)

Net Assets - 100.0%		$555,654,719

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Lifetime 2030 Fund

Supplemental Information (unaudited) 7/31/17

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

3

MFS Lifetime 2030 Fund

Supplemental Information (unaudited) 7/31/17 - continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$555,987,376	$—	$—	$555,987,376

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$462,083,668

Gross unrealized appreciation	96,949,225
Gross unrealized depreciation	(3,045,517)

Net unrealized appreciation (depreciation)	$93,903,708

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	553,645	23,772	(3,751)	573,666
MFS Blended Research Core Equity Fund	826,714	19,941	(5,667)	840,988
MFS Blended Research Emerging Markets Equity Fund	141,513	66	(16,314)	125,265
MFS Blended Research Growth Equity Fund	2,247,749	24,537	(50,449)	2,221,837
MFS Blended Research International Equity Fund	3,725,511	19,667	(141,625)	3,603,553
MFS Blended Research Mid Cap Equity Fund	4,041,959	51,339	(70,443)	4,022,855
MFS Blended Research Small Cap Equity Fund	794,432	31,890	(20,072)	806,250
MFS Blended Research Value Equity Fund	2,217,436	62,016	(49,985)	2,229,467
MFS Commodity Strategy Fund	3,350,639	281,069	(138,871)	3,492,837
MFS Emerging Markets Debt Fund	1,056,357	65,774	(10,569)	1,111,562
MFS Emerging Markets Debt Local Currency Fund	1,504,473	70,192	(33,529)	1,541,136
MFS Emerging Markets Equity Fund	58,221	75	(6,003)	52,293
MFS Global Bond Fund	1,790,259	149,079	(11,197)	1,928,141
MFS Global Real Estate Fund	929,335	26,017	(24,763)	930,589
MFS Government Securities Fund	1,688,035	374,020	—	2,062,055
MFS Growth Fund	314,560	1,887	(12,411)	304,036
MFS High Income Fund	7,607,131	503,977	(108,383)	8,002,725
MFS Inflation-Adjusted Bond Fund	2,837,811	247,850	(6,679)	3,078,982
MFS Institutional Money Market Portfolio	918,319	14,579,049	(14,720,381)	776,987
MFS International Growth Fund	391,925	2,485	(21,700)	372,710
MFS International New Discovery Fund	282,595	1,629	(12,904)	271,320
MFS International Value Fund	296,088	3,011	(11,531)	287,568
MFS Mid Cap Growth Fund	1,379,059	11,406	(46,686)	1,343,779
MFS Mid Cap Value Fund	977,854	28,433	(16,055)	990,232
MFS New Discovery Fund	169,225	3,958	(2,764)	170,419
MFS New Discovery Value Fund	323,801	24,081	(6,137)	341,745
MFS Research Fund	519,140	9,365	(4,544)	523,961
MFS Research International Fund	1,044,569	9,812	(33,854)	1,020,527
MFS Total Return Bond Fund	2,257,552	242,733	(3,640)	2,496,645
MFS Value Fund	699,801	18,546	(18,078)	700,269

4

MFS Lifetime 2030 Fund

Supplemental Information (unaudited) 7/31/17 - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(386)	$—	$15,140	$5,553,083
MFS Blended Research Core Equity Fund	69	—	—	22,210,505
MFS Blended Research Emerging Markets Equity Fund	33,618	—	—	1,761,224
MFS Blended Research Growth Equity Fund	35,755	—	—	27,484,118
MFS Blended Research International Equity Fund	175,539	—	—	42,125,538
MFS Blended Research Mid Cap Equity Fund	17,165	—	—	45,900,778
MFS Blended Research Small Cap Equity Fund	4,987	—	—	10,086,191
MFS Blended Research Value Equity Fund	9,731	—	—	27,489,325
MFS Commodity Strategy Fund	(422,711)	—	—	20,188,598
MFS Emerging Markets Debt Fund	(2,648)	—	186,709	16,662,308
MFS Emerging Markets Debt Local Currency Fund	(32,255)	—	119,660	11,111,593
MFS Emerging Markets Equity Fund	38,022	—	—	1,760,720
MFS Global Bond Fund	(6,207)	—	70,289	17,218,297
MFS Global Real Estate Fund	8,017	—	—	14,628,853
MFS Government Securities Fund	—	—	124,258	20,269,996
MFS Growth Fund	391,492	—	—	27,484,883
MFS High Income Fund	(14,647)	—	338,380	27,769,455
MFS Inflation-Adjusted Bond Fund	(2,394)	—	124,093	31,836,678
MFS Institutional Money Market Portfolio	(54)	—	2,252	776,987
MFS International Growth Fund	123,536	—	—	11,848,463
MFS International New Discovery Fund	55,464	—	—	9,072,928
MFS International Value Fund	130,641	—	—	11,844,925
MFS Mid Cap Growth Fund	73,905	—	—	22,951,743
MFS Mid Cap Value Fund	6,564	—	—	22,943,669
MFS New Discovery Fund	2,121	—	—	5,023,954
MFS New Discovery Value Fund	1,217	64,672	51,522	5,037,317
MFS Research Fund	555	—	—	22,200,233
MFS Research International Fund	58,601	—	—	18,420,521
MFS Total Return Bond Fund	(866)	—	168,374	26,838,929
MFS Value Fund	16,654	—	115,445	27,485,564

	$701,485	$64,672	$1,316,122	$555,987,376

5

QUARTERLY REPORT

July 31, 2017

MFS® LIFETIME® 2035 FUND

PORTFOLIO OF INVESTMENTS 7/31/17 (unaudited)

MFS Lifetime 2035 Fund

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R6	156,666	$1,516,522
MFS Blended Research Core Equity Fund - Class R6	335,937	8,872,105
MFS Blended Research Emerging Markets Equity Fund - Class R6	104,005	1,462,304
MFS Blended Research Growth Equity Fund - Class R6	1,012,613	12,526,029
MFS Blended Research International Equity Fund - Class R6	1,764,947	20,632,228
MFS Blended Research Mid Cap Equity Fund - Class R6	1,809,309	20,644,214
MFS Blended Research Small Cap Equity Fund - Class R6	381,510	4,772,688
MFS Blended Research Value Equity Fund - Class R6	1,018,478	12,557,830
MFS Commodity Strategy Fund - Class R6 (v)	1,661,115	9,601,244
MFS Emerging Markets Debt Fund - Class R6	303,674	4,552,079
MFS Emerging Markets Debt Local Currency Fund - Class R6	421,405	3,038,334
MFS Emerging Markets Equity Fund - Class R6	43,443	1,462,732
MFS Global Bond Fund - Class R6	340,110	3,037,184
MFS Global Real Estate Fund - Class R6	513,373	8,070,231
MFS Growth Fund - Class R6	138,246	12,497,430
MFS High Income Fund - Class R6	2,186,011	7,585,457

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - continued
MFS Inflation-Adjusted Bond Fund - Class R6	903,723	$9,344,499
MFS International Growth Fund - Class R6	196,775	6,255,475
MFS International New Discovery Fund - Class R6	174,887	5,848,221
MFS International Value Fund - Class R6	151,716	6,249,189
MFS Mid Cap Growth Fund - Class R6	604,745	10,329,045
MFS Mid Cap Value Fund - Class R6	445,235	10,316,085
MFS New Discovery Fund - Class R6	80,541	2,374,359
MFS New Discovery Value Fund - Class R6	161,955	2,387,212
MFS Research Fund - Class R6	209,090	8,859,143
MFS Research International Fund - Class R6	450,060	8,123,576
MFS Total Return Bond Fund - Class R6	587,062	6,310,915
MFS Value Fund - Class R6	319,770	12,550,987

Total Underlying Affiliated Funds		$221,777,317

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 1.08% (v)	369,004	$369,004

Total Investments		$222,146,321

Other Assets, Less Liabilities - (0.0)%		(105,520)

Net Assets - 100.0%		$222,040,801

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Lifetime 2035 Fund

Supplemental Information (unaudited) 7/31/17

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

3

MFS Lifetime 2035 Fund

Supplemental Information (unaudited) 7/31/17 - continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$222,146,321	$—	$—	$222,146,321

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$195,807,794

Gross unrealized appreciation	27,029,883
Gross unrealized depreciation	(691,356)

Net unrealized appreciation (depreciation)	$26,338,527

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	138,050	19,199	(583)	156,666
MFS Blended Research Core Equity Fund	312,895	24,007	(965)	335,937
MFS Blended Research Emerging Markets Equity Fund	105,206	2,806	(4,007)	104,005
MFS Blended Research Growth Equity Fund	959,128	62,404	(8,919)	1,012,613
MFS Blended Research International Equity Fund	1,720,509	89,481	(45,043)	1,764,947
MFS Blended Research Mid Cap Equity Fund	1,705,133	113,583	(9,407)	1,809,309
MFS Blended Research Small Cap Equity Fund	354,264	31,375	(4,129)	381,510
MFS Blended Research Value Equity Fund	946,006	79,828	(7,356)	1,018,478
MFS Commodity Strategy Fund	1,499,215	210,538	(48,638)	1,661,115
MFS Emerging Markets Debt Fund	263,933	41,368	(1,627)	303,674
MFS Emerging Markets Debt Local Currency Fund	376,218	50,190	(5,003)	421,405
MFS Emerging Markets Equity Fund	43,163	1,685	(1,405)	43,443
MFS Global Bond Fund	302,841	40,727	(3,458)	340,110
MFS Global Real Estate Fund	482,416	37,733	(6,776)	513,373
MFS Growth Fund	133,990	6,384	(2,128)	138,246
MFS High Income Fund	1,898,966	298,251	(11,206)	2,186,011
MFS Inflation-Adjusted Bond Fund	792,242	118,112	(6,631)	903,723
MFS Institutional Money Market Portfolio	465,304	9,876,969	(9,973,269)	369,004
MFS International Growth Fund	194,265	10,798	(8,288)	196,775
MFS International New Discovery Fund	170,501	8,519	(4,133)	174,887
MFS International Value Fund	146,026	9,958	(4,268)	151,716
MFS Mid Cap Growth Fund	583,960	28,130	(7,345)	604,745
MFS Mid Cap Value Fund	412,647	35,504	(2,916)	445,235
MFS New Discovery Fund	75,453	5,483	(395)	80,541
MFS New Discovery Value Fund	143,964	19,275	(1,284)	161,955
MFS Research Fund	196,637	12,835	(382)	209,090
MFS Research International Fund	437,482	25,124	(12,546)	450,060
MFS Total Return Bond Fund	529,183	62,289	(4,410)	587,062
MFS Value Fund	298,766	23,764	(2,760)	319,770

4

MFS Lifetime 2035 Fund

Supplemental Information (unaudited) 7/31/17 - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(2)	$—	$4,008	$1,516,522
MFS Blended Research Core Equity Fund	16	—	—	8,872,105
MFS Blended Research Emerging Markets Equity Fund	2,433	—	—	1,462,304
MFS Blended Research Growth Equity Fund	1,041	—	—	12,526,029
MFS Blended Research International Equity Fund	10,847	—	—	20,632,228
MFS Blended Research Mid Cap Equity Fund	735	—	—	20,644,214
MFS Blended Research Small Cap Equity Fund	475	—	—	4,772,688
MFS Blended Research Value Equity Fund	125	—	—	12,557,830
MFS Commodity Strategy Fund	(131,945)	—	—	9,601,244
MFS Emerging Markets Debt Fund	(293)	—	48,646	4,552,079
MFS Emerging Markets Debt Local Currency Fund	(4,566)	—	31,104	3,038,334
MFS Emerging Markets Equity Fund	1,307	—	—	1,462,732
MFS Global Bond Fund	(904)	—	12,148	3,037,184
MFS Global Real Estate Fund	(6,795)	—	—	8,070,231
MFS Growth Fund	3,849	—	—	12,497,430
MFS High Income Fund	(1,482)	—	88,163	7,585,457
MFS Inflation-Adjusted Bond Fund	(2,000)	—	35,588	9,344,499
MFS Institutional Money Market Portfolio	21	—	1,233	369,004
MFS International Growth Fund	11,103	—	—	6,255,475
MFS International New Discovery Fund	4,314	—	—	5,848,221
MFS International Value Fund	6,109	—	—	6,249,189
MFS Mid Cap Growth Fund	3,662	—	—	10,329,045
MFS Mid Cap Value Fund	651	—	—	10,316,085
MFS New Discovery Fund	53	—	—	2,374,359
MFS New Discovery Value Fund	38	30,646	24,414	2,387,212
MFS Research Fund	(8)	—	—	8,859,143
MFS Research International Fund	7,131	—	—	8,123,576
MFS Total Return Bond Fund	(982)	—	39,632	6,310,915
MFS Value Fund	933	—	50,904	12,550,987

	$(94,134)	$30,646	$335,840	$222,146,321

5

QUARTERLY REPORT

July 31, 2017

MFS® LIFETIME® 2040 FUND

PORTFOLIO OF INVESTMENTS 7/31/17 (unaudited)

MFS Lifetime 2040 Fund

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.1%
MFS Absolute Return Fund - Class R6	81,571	$789,610
MFS Blended Research Core Equity Fund - Class R6	653,704	17,264,322
MFS Blended Research Emerging Markets Equity Fund - Class R6	278,918	3,921,588
MFS Blended Research Growth Equity Fund - Class R6	2,061,409	25,499,623
MFS Blended Research International Equity Fund - Class R6	3,892,436	45,502,572
MFS Blended Research Mid Cap Equity Fund - Class R6	3,713,292	42,368,663
MFS Blended Research Small Cap Equity Fund - Class R6	830,787	10,393,150
MFS Blended Research Value Equity Fund - Class R6	2,068,286	25,501,964
MFS Commodity Strategy Fund - Class R6 (v)	3,597,527	20,793,704
MFS Emerging Markets Debt Fund - Class R6	158,364	2,373,878
MFS Emerging Markets Debt Local Currency Fund - Class R6	219,528	1,582,798
MFS Emerging Markets Equity Fund - Class R6	116,461	3,921,246
MFS Global Bond Fund - Class R6	177,242	1,582,770
MFS Global Real Estate Fund - Class R6	1,272,241	19,999,622
MFS Growth Fund - Class R6	282,040	25,496,374
MFS High Income Fund - Class R6	1,139,375	3,953,633

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - continued
MFS Inflation-Adjusted Bond Fund - Class R6	1,234,898	$12,768,843
MFS International Growth Fund - Class R6	450,332	14,316,051
MFS International New Discovery Fund - Class R6	468,980	15,682,703
MFS International Value Fund - Class R6	347,529	14,314,697
MFS Mid Cap Growth Fund - Class R6	1,240,307	21,184,446
MFS Mid Cap Value Fund - Class R6	914,285	21,183,993
MFS New Discovery Fund - Class R6	175,631	5,177,610
MFS New Discovery Value Fund - Class R6	352,352	5,193,661
MFS Research Fund - Class R6	407,453	17,263,788
MFS Research International Fund - Class R6	934,633	16,870,129
MFS Total Return Bond Fund - Class R6	1,040,588	11,186,323
MFS Value Fund - Class R6	649,695	25,500,538

Total Underlying Affiliated Funds		$431,588,299

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 1.08% (v)	18	$18

Total Investments		$431,588,317

Other Assets, Less Liabilities - (0.1)%		(365,025)

Net Assets - 100.0%		$431,223,292

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Lifetime 2040 Fund

Supplemental Information (unaudited) 7/31/17

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

3

MFS Lifetime 2040 Fund

Supplemental Information (unaudited) 7/31/17 - continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$431,588,317	$—	$—	$431,588,317

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$343,628,767

Gross unrealized appreciation	90,444,644
Gross unrealized depreciation	(2,485,094)

Net unrealized appreciation (depreciation)	$87,959,550

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	66,853	14,718	—	81,571
MFS Blended Research Core Equity Fund	634,453	21,945	(2,694)	653,704
MFS Blended Research Emerging Markets Equity Fund	292,377	1,578	(15,037)	278,918
MFS Blended Research Growth Equity Fund	2,038,067	36,156	(12,814)	2,061,409
MFS Blended Research International Equity Fund	3,938,514	44,682	(90,760)	3,892,436
MFS Blended Research Mid Cap Equity Fund	3,644,888	86,877	(18,473)	3,713,292
MFS Blended Research Small Cap Equity Fund	801,303	39,148	(9,664)	830,787
MFS Blended Research Value Equity Fund	2,002,659	94,018	(28,391)	2,068,286
MFS Commodity Strategy Fund	3,375,864	343,619	(121,956)	3,597,527
MFS Emerging Markets Debt Fund	127,715	30,649	—	158,364
MFS Emerging Markets Debt Local Currency Fund	181,826	38,323	(621)	219,528
MFS Emerging Markets Equity Fund	120,230	889	(4,658)	116,461
MFS Global Bond Fund	146,695	30,853	(306)	177,242
MFS Global Real Estate Fund	1,241,893	47,155	(16,807)	1,272,241
MFS Growth Fund	285,058	2,277	(5,295)	282,040
MFS High Income Fund	920,162	219,213	—	1,139,375
MFS Inflation-Adjusted Bond Fund	1,118,828	120,819	(4,749)	1,234,898
MFS Institutional Money Market Portfolio	169	4,231,750	(4,231,901)	18
MFS International Growth Fund	460,849	5,958	(16,475)	450,332
MFS International New Discovery Fund	475,743	5,006	(11,769)	468,980
MFS International Value Fund	348,111	7,123	(7,705)	347,529
MFS Mid Cap Growth Fund	1,245,241	11,640	(16,574)	1,240,307
MFS Mid Cap Value Fund	881,406	39,863	(6,984)	914,285
MFS New Discovery Fund	170,893	5,107	(369)	175,631
MFS New Discovery Value Fund	326,038	30,145	(3,831)	352,352
MFS Research Fund	398,651	9,941	(1,139)	407,453
MFS Research International Fund	941,891	15,908	(23,166)	934,633
MFS Total Return Bond Fund	975,357	71,515	(6,284)	1,040,588
MFS Value Fund	632,758	23,261	(6,324)	649,695

4

MFS Lifetime 2040 Fund

Supplemental Information (unaudited) 7/31/17 - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$—	$—	$2,035	$789,610
MFS Blended Research Core Equity Fund	8	—	—	17,264,322
MFS Blended Research Emerging Markets Equity Fund	28,440	—	—	3,921,588
MFS Blended Research Growth Equity Fund	3,615	—	—	25,499,623
MFS Blended Research International Equity Fund	61,241	—	—	45,502,572
MFS Blended Research Mid Cap Equity Fund	677	—	—	42,368,663
MFS Blended Research Small Cap Equity Fund	2,039	—	—	10,393,150
MFS Blended Research Value Equity Fund	3,575	—	—	25,501,964
MFS Commodity Strategy Fund	(358,127)	—	—	20,793,704
MFS Emerging Markets Debt Fund	—	—	24,305	2,373,878
MFS Emerging Markets Debt Local Currency Fund	—	—	15,553	1,582,798
MFS Emerging Markets Equity Fund	19,967	—	—	3,921,246
MFS Global Bond Fund	(64)	—	6,067	1,582,770
MFS Global Real Estate Fund	(1,364)	—	—	19,999,622
MFS Growth Fund	89,262	—	—	25,496,374
MFS High Income Fund	—	—	44,037	3,953,633
MFS Inflation-Adjusted Bond Fund	(1,463)	—	49,355	12,768,843
MFS Institutional Money Market Portfolio	50	—	257	18
MFS International Growth Fund	60,358	—	—	14,316,051
MFS International New Discovery Fund	29,826	—	—	15,682,703
MFS International Value Fund	35,001	—	—	14,314,697
MFS Mid Cap Growth Fund	20,222	—	—	21,184,446
MFS Mid Cap Value Fund	1,568	—	—	21,183,993
MFS New Discovery Fund	89	—	—	5,177,610
MFS New Discovery Value Fund	820	66,668	53,113	5,193,661
MFS Research Fund	(10)	—	—	17,263,788
MFS Research International Fund	30,915	—	—	16,870,129
MFS Total Return Bond Fund	(1,421)	—	71,764	11,186,323
MFS Value Fund	882	—	105,734	25,500,538

	$26,106	$66,668	$372,220	$431,588,317

5

QUARTERLY REPORT

July 31, 2017

MFS® LIFETIME® 2045 FUND

PORTFOLIO OF INVESTMENTS 7/31/17 (unaudited)

MFS Lifetime 2045 Fund

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.8%
MFS Blended Research Core Equity Fund - Class R6	224,621	$5,932,233
MFS Blended Research Emerging Markets Equity Fund - Class R6	105,606	1,484,823
MFS Blended Research Growth Equity Fund - Class R6	718,867	8,892,390
MFS Blended Research International Equity Fund - Class R6	1,397,590	16,337,830
MFS Blended Research Mid Cap Equity Fund - Class R6	1,299,550	14,827,868
MFS Blended Research Small Cap Equity Fund - Class R6	296,177	3,705,178
MFS Blended Research Value Equity Fund - Class R6	722,078	8,903,218
MFS Commodity Strategy Fund - Class R6 (v)	1,289,743	7,454,713
MFS Emerging Markets Equity Fund - Class R6	44,181	1,487,574
MFS Global Real Estate Fund - Class R6	472,078	7,421,059
MFS Growth Fund - Class R6	98,327	8,888,788
MFS Inflation-Adjusted Bond Fund - Class R6	359,012	3,712,186
MFS International Growth Fund - Class R6	163,507	5,197,870

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - continued
MFS International New Discovery Fund - Class R6	177,549	$5,937,249
MFS International Value Fund - Class R6	126,001	5,189,976
MFS Mid Cap Growth Fund - Class R6	434,026	7,413,166
MFS Mid Cap Value Fund - Class R6	319,921	7,412,577
MFS New Discovery Fund - Class R6	62,781	1,850,773
MFS New Discovery Value Fund - Class R6	125,670	1,852,381
MFS Research Fund - Class R6	139,955	5,929,901
MFS Research International Fund - Class R6	329,288	5,943,644
MFS Total Return Bond Fund - Class R6	345,705	3,716,322
MFS Value Fund - Class R6	226,729	8,899,124

Total Underlying Affiliated Funds		$148,390,843

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 1.08% (v)	341,875	$341,875

Total Investments		$148,732,718

Other Assets, Less Liabilities - (0.0)%		(65,397)

Net Assets - 100.0%		$148,667,321

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Lifetime 2045 Fund

Supplemental Information (unaudited) 7/31/17

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

3

MFS Lifetime 2045 Fund

Supplemental Information (unaudited) 7/31/17 - continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$148,732,718	$—	$—	$148,732,718

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$129,806,585

Gross unrealized appreciation	19,241,646
Gross unrealized depreciation	(315,513)

Net unrealized appreciation (depreciation)	$18,926,133

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	206,868	18,314	(561)	224,621
MFS Blended Research Emerging Markets Equity Fund	103,726	7,072	(5,192)	105,606
MFS Blended Research Growth Equity Fund	672,463	54,357	(7,953)	718,867
MFS Blended Research International Equity Fund	1,342,334	101,150	(45,894)	1,397,590
MFS Blended Research Mid Cap Equity Fund	1,206,427	97,147	(4,024)	1,299,550
MFS Blended Research Small Cap Equity Fund	270,777	31,685	(6,285)	296,177
MFS Blended Research Value Equity Fund	660,589	69,126	(7,637)	722,078
MFS Commodity Strategy Fund	1,130,795	252,169	(93,221)	1,289,743
MFS Emerging Markets Equity Fund	42,688	2,986	(1,493)	44,181
MFS Global Real Estate Fund	430,027	49,883	(7,832)	472,078
MFS Growth Fund	94,321	6,748	(2,742)	98,327
MFS Inflation-Adjusted Bond Fund	314,181	49,685	(4,854)	359,012
MFS Institutional Money Market Portfolio	380,908	13,382,332	(13,421,365)	341,875
MFS International Growth Fund	158,661	14,226	(9,380)	163,507
MFS International New Discovery Fund	168,772	12,388	(3,611)	177,549
MFS International Value Fund	119,419	11,241	(4,659)	126,001
MFS Mid Cap Growth Fund	415,442	25,091	(6,507)	434,026
MFS Mid Cap Value Fund	291,588	30,427	(2,094)	319,921
MFS New Discovery Fund	57,792	5,638	(649)	62,781
MFS New Discovery Value Fund	109,639	17,754	(1,723)	125,670
MFS Research Fund	130,029	10,207	(281)	139,955
MFS Research International Fund	316,189	25,488	(12,389)	329,288
MFS Total Return Bond Fund	307,254	43,178	(4,727)	345,705
MFS Value Fund	209,127	19,403	(1,801)	226,729

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(3)	$—	$—	$5,932,233
MFS Blended Research Emerging Markets Equity Fund	1,080	—	—	1,484,823
MFS Blended Research Growth Equity Fund	144	—	—	8,892,390
MFS Blended Research International Equity Fund	4,074	—	—	16,337,830
MFS Blended Research Mid Cap Equity Fund	127	—	—	14,827,868

4

MFS Lifetime 2045 Fund

Supplemental Information (unaudited) 7/31/17 - continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Small Cap Equity Fund	$154	$—	$—	$3,705,178
MFS Blended Research Value Equity Fund	(20)	—	—	8,903,218
MFS Commodity Strategy Fund	(100,590)	—	—	7,454,713
MFS Emerging Markets Equity Fund	350	—	—	1,487,574
MFS Global Real Estate Fund	(4,077)	—	—	7,421,059
MFS Growth Fund	2,249	—	—	8,888,788
MFS Inflation-Adjusted Bond Fund	(700)	—	14,221	3,712,186
MFS Institutional Money Market Portfolio	(26)	—	1,078	341,875
MFS International Growth Fund	6,855	—	—	5,197,870
MFS International New Discovery Fund	1,575	—	—	5,937,249
MFS International Value Fund	3,672	—	—	5,189,976
MFS Mid Cap Growth Fund	1,076	—	—	7,413,166
MFS Mid Cap Value Fund	(84)	—	—	7,412,577
MFS New Discovery Fund	27	—	—	1,850,773
MFS New Discovery Value Fund	(9)	23,636	18,830	1,852,381
MFS Research Fund	(23)	—	—	5,929,901
MFS Research International Fund	3,480	—	—	5,943,644
MFS Total Return Bond Fund	(514)	—	23,324	3,716,322
MFS Value Fund	(79)	—	36,175	8,899,124

	$(81,262)	$23,636	$93,628	$148,732,718

5

QUARTERLY REPORT

July 31, 2017

MFS® LIFETIME® 2050 FUND

PORTFOLIO OF INVESTMENTS 7/31/17 (unaudited)

MFS Lifetime 2050 Fund

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.8%
MFS Blended Research Core Equity Fund - Class R6	267,411	$7,062,315
MFS Blended Research Emerging Markets Equity Fund - Class R6	125,575	1,765,579
MFS Blended Research Growth Equity Fund - Class R6	856,384	10,593,472
MFS Blended Research International Equity Fund - Class R6	1,661,366	19,421,366
MFS Blended Research Mid Cap Equity Fund - Class R6	1,547,396	17,655,787
MFS Blended Research Small Cap Equity Fund - Class R6	352,833	4,413,947
MFS Blended Research Value Equity Fund - Class R6	859,162	10,593,472
MFS Commodity Strategy Fund - Class R6 (v)	1,527,317	8,827,894
MFS Emerging Markets Equity Fund - Class R6	52,438	1,765,580
MFS Global Real Estate Fund - Class R6	561,572	8,827,907
MFS Growth Fund - Class R6	117,184	10,593,475
MFS Inflation-Adjusted Bond Fund - Class R6	426,881	4,413,947
MFS International Growth Fund - Class R6	194,386	6,179,526

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - continued
MFS International New Discovery Fund - Class R6	211,193	$7,062,302
MFS International Value Fund - Class R6	150,025	6,179,536
MFS Mid Cap Growth Fund - Class R6	516,856	8,827,894
MFS Mid Cap Value Fund - Class R6	381,005	8,827,894
MFS New Discovery Fund - Class R6	74,863	2,206,973
MFS New Discovery Value Fund - Class R6	149,727	2,206,975
MFS Research Fund - Class R6	166,682	7,062,329
MFS Research International Fund - Class R6	391,265	7,062,330
MFS Total Return Bond Fund - Class R6	410,600	4,413,947
MFS Value Fund - Class R6	269,898	10,593,499

Total Underlying Affiliated Funds		$176,557,946

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 1.08% (v)	321,838	$321,838

Total Investments		$176,879,784

Other Assets, Less Liabilities - (0.0)%		(47,310)

Net Assets - 100.0%		$176,832,474

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Lifetime 2050 Fund

Supplemental Information (unaudited) 7/31/17

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

3

MFS Lifetime 2050 Fund

Supplemental Information (unaudited) 7/31/17 - continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$176,879,784	$—	$—	$176,879,784

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$150,454,165

Gross unrealized appreciation	26,837,862
Gross unrealized depreciation	(412,243)

Net unrealized appreciation (depreciation)	$26,425,619

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	252,783	17,536	(2,908)	267,411
MFS Blended Research Emerging Markets Equity Fund	126,309	4,509	(5,243)	125,575
MFS Blended Research Growth Equity Fund	821,379	46,428	(11,423)	856,384
MFS Blended Research International Equity Fund	1,623,156	69,341	(31,131)	1,661,366
MFS Blended Research Mid Cap Equity Fund	1,476,122	88,618	(17,344)	1,547,396
MFS Blended Research Small Cap Equity Fund	329,383	32,106	(8,656)	352,833
MFS Blended Research Value Equity Fund	809,100	67,223	(17,161)	859,162
MFS Commodity Strategy Fund	1,392,157	199,748	(64,588)	1,527,317
MFS Emerging Markets Equity Fund	51,834	2,011	(1,407)	52,438
MFS Global Real Estate Fund	529,491	40,703	(8,622)	561,572
MFS Growth Fund	114,815	4,401	(2,032)	117,184
MFS Inflation-Adjusted Bond Fund	386,035	45,183	(4,337)	426,881
MFS Institutional Money Market Portfolio	368,014	4,570,577	(4,616,753)	321,838
MFS International Growth Fund	191,563	7,902	(5,079)	194,386
MFS International New Discovery Fund	205,062	9,407	(3,276)	211,193
MFS International Value Fund	145,029	7,661	(2,665)	150,025
MFS Mid Cap Growth Fund	503,323	20,443	(6,910)	516,856
MFS Mid Cap Value Fund	357,106	30,685	(6,786)	381,005
MFS New Discovery Fund	70,139	5,331	(607)	74,863
MFS New Discovery Value Fund	134,227	18,913	(3,413)	149,727
MFS Research Fund	158,755	9,363	(1,436)	166,682
MFS Research International Fund	381,639	17,295	(7,669)	391,265
MFS Total Return Bond Fund	377,598	37,796	(4,794)	410,600
MFS Value Fund	255,410	18,881	(4,393)	269,898

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$131	$—	$—	$7,062,315
MFS Blended Research Emerging Markets Equity Fund	3,939	—	—	1,765,579
MFS Blended Research Growth Equity Fund	522	—	—	10,593,472
MFS Blended Research International Equity Fund	5,527	—	—	19,421,366
MFS Blended Research Mid Cap Equity Fund	211	—	—	17,655,787

4

MFS Lifetime 2050 Fund

Supplemental Information (unaudited) 7/31/17 - continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Small Cap Equity Fund	$895	$—	$—	$4,413,947
MFS Blended Research Value Equity Fund	1,743	—	—	10,593,472
MFS Commodity Strategy Fund	(151,624)	—	—	8,827,894
MFS Emerging Markets Equity Fund	1,404	—	—	1,765,580
MFS Global Real Estate Fund	(3,323)	—	—	8,827,907
MFS Growth Fund	2,768	—	—	10,593,475
MFS Inflation-Adjusted Bond Fund	(1,081)	—	17,189	4,413,947
MFS Institutional Money Market Portfolio	(108)	—	1,027	321,838
MFS International Growth Fund	8,318	—	—	6,179,526
MFS International New Discovery Fund	2,456	—	—	7,062,302
MFS International Value Fund	3,754	—	—	6,179,536
MFS Mid Cap Growth Fund	806	—	—	8,827,894
MFS Mid Cap Value Fund	650	—	—	8,827,894
MFS New Discovery Fund	170	—	—	2,206,973
MFS New Discovery Value Fund	(45)	28,552	22,747	2,206,975
MFS Research Fund	(71)	—	—	7,062,329
MFS Research International Fund	2,710	—	—	7,062,330
MFS Total Return Bond Fund	(1,012)	—	28,206	4,413,947
MFS Value Fund	(52)	—	43,560	10,593,499

	$(121,312)	$28,552	$112,729	$176,879,784

5

QUARTERLY REPORT

July 31, 2017

MFS® LIFETIME® 2055 FUND

PORTFOLIO OF INVESTMENTS 7/31/17 (unaudited)

MFS Lifetime 2055 Fund

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.6%
MFS Blended Research Core Equity Fund - Class R6	84,652	$2,235,657
MFS Blended Research Emerging Markets Equity Fund - Class R6	39,818	559,836
MFS Blended Research Growth Equity Fund - Class R6	270,637	3,347,786
MFS Blended Research International Equity Fund - Class R6	526,866	6,159,064
MFS Blended Research Mid Cap Equity Fund - Class R6	489,439	5,584,496
MFS Blended Research Small Cap Equity Fund - Class R6	111,513	1,395,029
MFS Blended Research Value Equity Fund - Class R6	272,284	3,357,256
MFS Commodity Strategy Fund - Class R6 (v)	485,287	2,804,956
MFS Emerging Markets Equity Fund - Class R6	16,639	560,247
MFS Global Real Estate Fund - Class R6	177,778	2,794,670
MFS Growth Fund - Class R6	36,954	3,340,657
MFS Inflation-Adjusted Bond Fund - Class R6	135,371	1,399,736
MFS International Growth Fund - Class R6	61,623	1,958,991
MFS International New Discovery Fund - Class R6	66,922	2,237,855

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - continued
MFS International Value Fund - Class R6	47,408	$1,952,751
MFS Mid Cap Growth Fund - Class R6	163,481	2,792,257
MFS Mid Cap Value Fund - Class R6	120,565	2,793,499
MFS New Discovery Fund - Class R6	23,579	695,115
MFS New Discovery Value Fund - Class R6	47,384	698,442
MFS Research Fund - Class R6	52,675	2,231,852
MFS Research International Fund - Class R6	124,146	2,240,830
MFS Total Return Bond Fund - Class R6	130,371	1,401,492
MFS Value Fund - Class R6	85,541	3,357,500

Total Underlying Affiliated Funds		$55,899,974

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 1.08% (v)	220,387	$220,387

Total Investments		$56,120,361

Other Assets, Less Liabilities - (0.0)%		(14,589)

Net Assets - 100.0%		$56,105,772

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Lifetime 2055 Fund

Supplemental Information (unaudited) 7/31/17

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

3

MFS Lifetime 2055 Fund

Supplemental Information (unaudited) 7/31/17 - continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$56,120,361	$—	$—	$56,120,361

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$50,205,557

Gross unrealized appreciation	5,918,377
Gross unrealized depreciation	(3,573)

Net unrealized appreciation (depreciation)	$5,914,804

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	72,073	13,057	(478)	84,652
MFS Blended Research Emerging Markets Equity Fund	36,166	4,533	(881)	39,818
MFS Blended Research Growth Equity Fund	234,028	38,130	(1,521)	270,637
MFS Blended Research International Equity Fund	467,422	63,351	(3,907)	526,866
MFS Blended Research Mid Cap Equity Fund	420,629	71,124	(2,314)	489,439
MFS Blended Research Small Cap Equity Fund	94,096	18,494	(1,077)	111,513
MFS Blended Research Value Equity Fund	230,442	44,797	(2,955)	272,284
MFS Commodity Strategy Fund	395,298	104,553	(14,564)	485,287
MFS Emerging Markets Equity Fund	14,827	2,104	(292)	16,639
MFS Global Real Estate Fund	149,916	29,657	(1,795)	177,778
MFS Growth Fund	32,797	4,579	(422)	36,954
MFS Inflation-Adjusted Bond Fund	109,651	26,369	(649)	135,371
MFS Institutional Money Market Portfolio	211,049	3,648,813	(3,639,475)	220,387
MFS International Growth Fund	55,244	7,688	(1,309)	61,623
MFS International New Discovery Fund	58,601	8,887	(566)	66,922
MFS International Value Fund	41,565	6,513	(670)	47,408
MFS Mid Cap Growth Fund	143,873	20,925	(1,317)	163,481
MFS Mid Cap Value Fund	101,707	19,669	(811)	120,565
MFS New Discovery Fund	20,028	3,653	(102)	23,579
MFS New Discovery Value Fund	38,253	9,619	(488)	47,384
MFS Research Fund	45,282	7,564	(171)	52,675
MFS Research International Fund	110,108	15,713	(1,675)	124,146
MFS Total Return Bond Fund	107,237	23,735	(601)	130,371
MFS Value Fund	72,879	13,168	(506)	85,541

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(6)	$—	$—	$2,235,657
MFS Blended Research Emerging Markets Equity Fund	158	—	—	559,836
MFS Blended Research Growth Equity Fund	(57)	—	—	3,347,786
MFS Blended Research International Equity Fund	302	—	—	6,159,064
MFS Blended Research Mid Cap Equity Fund	42	—	—	5,584,496

4

MFS Lifetime 2055 Fund

Supplemental Information (unaudited) 7/31/17 - continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Small Cap Equity Fund	$(15)	$—	$—	$1,395,029
MFS Blended Research Value Equity Fund	6	—	—	3,357,256
MFS Commodity Strategy Fund	(13,153)	—	—	2,804,956
MFS Emerging Markets Equity Fund	56	—	—	560,247
MFS Global Real Estate Fund	(2,237)	—	—	2,794,670
MFS Growth Fund	156	—	—	3,340,657
MFS Inflation-Adjusted Bond Fund	(193)	—	5,180	1,399,736
MFS Institutional Money Market Portfolio	(14)	—	738	220,387
MFS International Growth Fund	968	—	—	1,958,991
MFS International New Discovery Fund	70	—	—	2,237,855
MFS International Value Fund	268	—	—	1,952,751
MFS Mid Cap Growth Fund	83	—	—	2,792,257
MFS Mid Cap Value Fund	(18)	—	—	2,793,499
MFS New Discovery Fund	2	—	—	695,115
MFS New Discovery Value Fund	(31)	8,966	7,143	698,442
MFS Research Fund	(17)	—	—	2,231,852
MFS Research International Fund	430	—	—	2,240,830
MFS Total Return Bond Fund	(126)	—	8,476	1,401,492
MFS Value Fund	(1)	—	13,246	3,357,500

	$(13,327)	$8,966	$34,783	$56,120,361

5

QUARTERLY REPORT

July 31, 2017

MFS® LIFETIME® 2060 FUND

PORTFOLIO OF INVESTMENTS 7/31/17 (unaudited)

MFS Lifetime 2060 Fund

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 98.9%
MFS Blended Research Core Equity Fund - Class R6	1,952	$51,541
MFS Blended Research Emerging Markets Equity Fund - Class R6	916	12,885
MFS Blended Research Growth Equity Fund - Class R6	6,250	77,312
MFS Blended Research International Equity Fund - Class R6	12,125	141,738
MFS Blended Research Mid Cap Equity Fund - Class R6	11,293	128,852
MFS Blended Research Small Cap Equity Fund - Class R6	2,575	32,213
MFS Blended Research Value Equity Fund - Class R6	6,270	77,311
MFS Commodity Strategy Fund - Class R6 (v)	11,146	64,426
MFS Emerging Markets Equity Fund - Class R6	383	12,885
MFS Global Real Estate Fund - Class R6	4,098	64,426
MFS Growth Fund - Class R6	855	77,311
MFS Inflation-Adjusted Bond Fund - Class R6	3,115	32,213
MFS International Growth Fund - Class R6	1,419	45,098
MFS International New Discovery Fund - Class R6	1,541	51,541

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - continued
MFS International Value Fund - Class R6	1,095	$45,098
MFS Mid Cap Growth Fund - Class R6	3,772	64,426
MFS Mid Cap Value Fund - Class R6	2,781	64,426
MFS New Discovery Fund - Class R6	546	16,107
MFS New Discovery Value Fund - Class R6	1,093	16,107
MFS Research Fund - Class R6	1,216	51,541
MFS Research International Fund - Class R6	2,856	51,541
MFS Total Return Bond Fund - Class R6	2,997	32,213
MFS Value Fund - Class R6	1,970	77,312

Total Underlying Affiliated Funds		$1,288,523

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 1.08% (v)	9,381	$9,381

Total Investments		$1,297,904

Other Assets, Less Liabilities - 0.4%		5,769

Net Assets - 100.0%		$1,303,673

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Lifetime 2060 Fund

Supplemental Information (unaudited) 7/31/17

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

MFS Lifetime 2060 Fund

Supplemental Information (unaudited) 7/31/17 - continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,297,904	$—	$—	$1,297,904

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,184,561

Gross unrealized appreciation	114,586
Gross unrealized depreciation	(1,243)

Net unrealized appreciation (depreciation)	$113,343

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	1,619	873	(540)	1,952
MFS Blended Research Emerging Markets Equity Fund	814	370	(268)	916
MFS Blended Research Growth Equity Fund	5,261	2,760	(1,771)	6,250
MFS Blended Research International Equity Fund	10,520	5,203	(3,598)	12,125
MFS Blended Research Mid Cap Equity Fund	9,443	4,947	(3,097)	11,293
MFS Blended Research Small Cap Equity Fund	2,112	1,130	(667)	2,575
MFS Blended Research Value Equity Fund	5,168	2,810	(1,708)	6,270
MFS Commodity Strategy Fund	8,838	5,487	(3,179)	11,146
MFS Emerging Markets Equity Fund	335	158	(110)	383
MFS Global Real Estate Fund	3,347	1,907	(1,156)	4,098
MFS Growth Fund	739	372	(256)	855
MFS Inflation-Adjusted Bond Fund	2,458	1,505	(848)	3,115
MFS Institutional Money Market Portfolio	8,159	132,897	(131,675)	9,381
MFS International Growth Fund	1,242	624	(447)	1,419
MFS International New Discovery Fund	1,320	679	(458)	1,541
MFS International Value Fund	935	499	(339)	1,095
MFS Mid Cap Growth Fund	3,238	1,656	(1,122)	3,772
MFS Mid Cap Value Fund	2,282	1,256	(757)	2,781
MFS New Discovery Fund	450	243	(147)	546
MFS New Discovery Value Fund	858	516	(281)	1,093
MFS Research Fund	1,018	542	(344)	1,216
MFS Research International Fund	2,479	1,267	(890)	2,856
MFS Total Return Bond Fund	2,404	1,420	(827)	2,997
MFS Value Fund	1,637	894	(561)	1,970

MFS Lifetime 2060 Fund

Supplemental Information (unaudited) 7/31/17 - continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(16)	$—	$—	$51,541
MFS Blended Research Emerging Markets Equity Fund	9	—	—	12,885
MFS Blended Research Growth Equity Fund	4	—	—	77,312
MFS Blended Research International Equity Fund	251	—	—	141,738
MFS Blended Research Mid Cap Equity Fund	(94)	—	—	128,852
MFS Blended Research Small Cap Equity Fund	(55)	—	—	32,213
MFS Blended Research Value Equity Fund	(69)	—	—	77,311
MFS Commodity Strategy Fund	(1,068)	—	—	64,426
MFS Emerging Markets Equity Fund	11	—	—	12,885
MFS Global Real Estate Fund	(517)	—	—	64,426
MFS Growth Fund	93	—	—	77,311
MFS Inflation-Adjusted Bond Fund	(33)	—	120	32,213
MFS Institutional Money Market Portfolio	—	—	27	9,381
MFS International Growth Fund	176	—	—	45,098
MFS International New Discovery Fund	91	—	—	51,541
MFS International Value Fund	140	—	—	45,098
MFS Mid Cap Growth Fund	70	—	—	64,426
MFS Mid Cap Value Fund	(27)	—	—	64,426
MFS New Discovery Fund	(10)	—	—	16,107
MFS New Discovery Value Fund	(16)	205	163	16,107
MFS Research Fund	4	—	—	51,541
MFS Research International Fund	165	—	—	51,541
MFS Total Return Bond Fund	1	—	197	32,213
MFS Value Fund	33	—	305	77,312

	$(857)	$205	$812	$1,297,904

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2017

*	Print name and title of each signing officer under his or her signature.